6. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transactions [Abstract]
Management fees	$ 134,750
Due to director	$ 0	$ 1,308